SUBSEQUENT EVENTS	4 Months Ended	9 Months Ended
	Dec. 31, 2020	Sep. 30, 2021
Subsequent Events
SUBSEQUENT EVENTS

NOTE 11 —  SUBSEQUENT EVENTS

The Company evaluated subsequent events and transactions that occurred after the balance sheet date up to the date that the financial statements were issued. Except as described below and the restatement discussed in Note 2 of these financial statements, the Company did not identify any subsequent events that would have required adjustment or disclosure in the financial statements.

On March 25, 2021 the Company entered into an agreement and plan of merger (the “Merger Agreement”), by and among the company, Spring Valley Merger Sub, Inc., a Delaware corporation and wholly owned subsidiary of the company (“Merger Sub”), and Dream Holdings, Inc., a Delaware public benefit corporation (“Dream Holdings”), relating to a proposed business combination with AeroFarms. Pursuant to the Merger Agreement, among other things, Dream Holdings will merge with and into Merger Sub (the “Merger,” together with the other transactions related thereto, the “Proposed Transactions”), with Dream Holdings surviving the Merger as a subsidiary of the company. On October 14, 2021, the Company, Merger Sub and Dream Holdings entered into a Termination Agreement (the “Termination Agreement”), effective as of such date, pursuant to which the parties agreed to mutually terminate the Merger Agreement. The termination of the Merger Agreement is effective as of October 14, 2021.

Proposed Business Combination

On December 13, 2021, the Company, Spring Valley Merger Sub, LLC, an Oregon limited liability company (“Merger Sub”), and NuScale Power, LLC, an Oregon limited liability company (the “NuScale”), entered into an agreement and plan of merger (the “Merger Agreement”), pursuant to which, subject to obtaining the Acquiror Stockholder Approvals (as defined in the Merger Agreement), (i) Spring Valley shall domesticate as a corporation in the State of Delaware (the “Redomicile”) and (ii) Merger Sub will be merged with and into NuScale (the “Merger,” together with the other transactions related thereto, the “Proposed Transactions”), with NuScale being the surviving entity following the Merger (the “Surviving Company”). Following the Merger, Spring Valley will be renamed NuScale Power Corporation and is expected to trade on The Nasdaq Stock Market LLC under the ticker “SMR”. After the closing of the Merger (such closing, the “Closing” and such date, the “Closing Date”), NuScale, as the Surviving Company, will continue to be held as a wholly controlled subsidiary of NuScale Power Corporation in a customary “Up-C” holding structure.

Refer to the Form 8-K, as filed with the Securities and Exchange Commission on December 14, 2021 for additional information.

Note 11 - Subsequent Events

The Company evaluated subsequent events and transactions that occurred after the balance sheet date through the date that the condensed financial statements were issued. Based upon this review, except as noted below and other than the restatement discussed in Note 2, the Company did not identify any subsequent events that has not been disclosed in the condensed financial statements.

Proposed Business Combination

On December 13, 2021, the Company, Spring Valley Merger Sub, LLC, an Oregon limited liability company (“Merger Sub”), and NuScale Power, LLC, an Oregon limited liability company (the “NuScale”), entered into an agreement and plan of merger (the “Merger Agreement”), pursuant to which, subject to obtaining the Acquiror Stockholder Approvals (as defined in the Merger Agreement), (i) Spring Valley shall domesticate as a corporation in the State of Delaware (the “Redomicile”) and (ii) Merger Sub will be merged with and into NuScale (the “Merger,” together with the other transactions related thereto, the “Proposed Transactions”), with NuScale being the surviving entity following the Merger (the “Surviving Company”). Following the Merger, Spring Valley will be renamed NuScale Power Corporation and is expected to trade on The Nasdaq Stock Market LLC under the ticker “SMR”. After the closing of the Merger (such closing, the “Closing” and such date, the “Closing Date”), NuScale, as the Surviving Company, will continue to be held as a wholly controlled subsidiary of NuScale Power Corporation in a customary “Up-C” holding structure.

Refer to the Form 8-K, as filed with the Securities and Exchange Commission on December 14, 2021 for additional information.